Financial Instruments - Fair Value Measured on Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Derivatives	$ (1,389)	$ (12,677)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Derivatives Fair Value [Line Items]
Derivatives	0	0
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Derivatives	(1,389)	(12,677)
Significant Unobservable Inputs (Level 3)
Derivatives Fair Value [Line Items]
Derivatives	$ 0	$ 0